Vessels, Net and Other Fixed Assets, Net (Table) (Details) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Balance, beginning of period		$ 366,693,595
Depreciation	0	(15,027,280)	(8,050,079)
Balance, end of period		401,106,072	366,693,595
Vessel Cost
Property Plant And Equipment [Line Items]
Balance, beginning of period		374,726,346	0
Vessel acquisitions		49,379,525	374,726,346
Depreciation		0	0
Balance, end of period		424,105,871	374,726,346
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance, beginning of period		(8,032,751)	0
Vessel acquisitions		0	0
Depreciation		(14,967,048)	(8,032,751)
Balance, end of period		(22,999,799)	(8,032,751)
Net Book Value
Property Plant And Equipment [Line Items]
Balance, beginning of period		366,693,595	0
Vessel acquisitions		49,379,525	374,726,346
Depreciation		(14,967,048)	(8,032,751)
Balance, end of period		$ 401,106,072	$ 366,693,595